Note 1 - Nature of Operations and Going Concern	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of nature and continuance of operations [text block]
1.	NATURE OF OPERATIONS AND GOING CONCERN

Foremost Lithium Resource & Technology Ltd. (the "Company") which was incorporated under the laws of the Province of British Columbia, is a public company listed on the Canadian Securities Exchange (the “CSE”) and trades under the symbol FAT and on the NASDAQ Capital Market (“NASDAQ”) under the symbols MFST and FMSTW. The Company’s head office is located at 250 - 750 West Pender Street, Vancouver, BC, V6C 2T7.

On July 5, 2023, the Company consolidated its common shares on the basis of fifty (50) pre-consolidation common shares for one (1) post-consolidation common share. All shares, warrants and stock options in these consolidated financial statements are on post consolidated basis.

The Company is an exploration company focused on the identification and development of high potential mineral opportunities in stable jurisdictions.

Going concern of operations

These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. As at March 31, 2024, the Company has had significant losses resulting in a deficit of $21,481,123 ( March 31, 2023 - $17,869,111; March 31, 2022 $19,717,089). As at March 31, 2024, the Company also had a working capital deficiency of $1,247,161 ( March 31, 2023 - $2,117,473; March 31, 2022 $667,829). In addition, the Company has not generated revenues from operations. The Company has financed its operations primarily through the issuance of common shares and short-term loans. The Company continues to seek capital through various means including the issuance of equity and/or debt. These material uncertainties cast substantial doubt as to the ability of the Company to meet its obligations as they come due and, accordingly, the appropriateness of the use of accounting principles applicable to a going concern. These consolidated financial statements do not include adjustments to amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue operations. Any such adjustments may be material.

In order to continue as a going concern and to meet its corporate objectives, the Company will require additional financing through debt or equity issuances or other available means. Although the Company has been successful in the past in obtaining financing, there is no assurance that it will be able to obtain adequate financing in the future or that such financing will be on terms advantageous to the Company.

Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). The financial statements are presented in Canadian dollars, which is also the Company’s functional currency.